Consolidated Statement of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Dissenting stockholder [Member]	Initial Public Offering [Member]	Bridge Loan [Member]	Bridge Loan [Member] Initial Public Offering [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Series A Redeemable Convertible Preferred Stock [Member]	Series A Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Conversion of Convertible Note Payable [Member] Initial Public Offering [Member]	Common Stock [Member]	Common Stock [Member] Dissenting stockholder [Member]	Common Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Bridge Loan [Member]	Common Stock [Member] Bridge Loan [Member] Initial Public Offering [Member]	Common Stock [Member] Series B Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Series A Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Conversion of Convertible Note Payable [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Dissenting stockholder [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Bridge Loan [Member]	Additional Paid-in Capital [Member] Bridge Loan [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Series B Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Series A Redeemable Convertible Preferred Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Conversion of Convertible Note Payable [Member] Initial Public Offering [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2014	$ (9,375)										$ 3								$ (4,654)									$ (4,724)
Beginning balance, shares at Dec. 31, 2014											1,839,191
Buy-back/Repurchase of common stock	(790)										$ (1)																	(789)
Buy-back/Repurchase of common stock, shares											(525,591)
Stock-based compensation expense	127																		127
Forfeiture of restricted stock, net	0										$ 0								0								$ 0	0
Forfeiture of restricted stock, shares											(12,351)
Accretion of redeemable convertible preferred stock	(3,330)																											(3,330)
Net loss	(6,210)																											(6,210)
Ending balance at Dec. 31, 2015	(19,578)										$ 2								(4,527)									(15,053)
Ending balance, shares at Dec. 31, 2015											1,301,249
Issuance of common stock		$ 159																		$ 159
Issuance of common stock, shares												106,420
Issuance of restricted stock, net of forfeitures	0										$ 0								0								0	0
Issuance of restricted stock, net of forfeitures, shares											199,795
Exercise of options	77																		77
Exercise of options, shares											51,504
Issuance of warrants	458																		458
Beneficial conversion feature	1,812																		1,812
Stock-based compensation expense	1,730										$ 2								1,728
Stock-based compensation expense, shares											961,835
Accretion of redeemable convertible preferred stock	(3,204)																											(3,204)
Net loss	(26,979)																											(26,979)
Ending balance at Dec. 31, 2016	$ (45,525)										$ 4								(293)									(45,236)
Ending balance, shares at Dec. 31, 2016											2,620,803
Issuance of common stock			$ 32,580	$ 3,666									$ 3	$ 0							$ 32,577	$ 3,666
Issuance of common stock, shares	12,335,519		2,500,000										2,500,000	300,000
Conversion of preferred stock upon public offering							$ 18,668		$ 8,598							$ 2	$ 3							$ 18,666	$ 8,595
Conversion of preferred stock upon public offering, shares						2,309,135		2,922,798								2,309,135	2,922,798
Exercise of Primary Warrant upon public offering			$ 29,263										$ 2								$ 29,261
Exercise of Primary Warrant upon public offering, shares													2,150,335
Conversion of debt and accrued interest upon public offering					$ 8,045					$ 20,737					$ 1			$ 2					$ 8,044			$ 20,735
Conversion of debt and accrued interest upon public offering, shares				590,717											590,717			1,523,746
Issuance of restricted stock, net of forfeitures	$ 0										$ 0								0								0	0
Issuance of restricted stock, net of forfeitures, shares											30,415
Buy-back/Repurchase of common stock	$ (56)										$ 0								(56)
Buy-back/Repurchase of common stock, shares	(7,500)										(7,500)
Exercise of options	$ 5										$ (2)								7
Exercise of options, shares	3,281										3,281
Issuance of warrants	$ 8,658																		8,658
Beneficial conversion feature	554																		554
Modification of warrants	371																		371
Stock-based compensation expense	13,611										$ 0								13,611
Stock-based compensation expense, shares											12,592
Accretion of redeemable convertible preferred stock	(4,470)																											(4,470)
Net loss	(46,811)																											(46,811)
Other comprehensive loss	(62)																										(62)
Ending balance at Sep. 30, 2017	$ 47,832										$ 15								$ 144,396								$ (62)	$ (96,517)
Ending balance, shares at Sep. 30, 2017											14,956,322